Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Depreciable Assets
The Group’s subsidiaries depreciate their property, plant and equipment, from the time they can be placed in service, amortizing the cost of the assets, net of their residual values on a straight-line basis over the assets’ estimated useful lives, which are calculated in accordance with technical studies that are revised periodically in light of technological advances and the rate of dismantling, as follows:

Years of estimated useful life
Buildings	25 – 40
Plant and machinery	10 – 15
Telephone installations, networks and subscriber equipment	5 – 20
Furniture, tools and other items	2 – 10
The composition of and movement in the items constituting net “Property, plant and equipment” in 2018 and 2017 were as follows:

2018
Millions of euros	Balance at 12/31/17	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Balance at 12/31/18
Land and buildings	4,383	42	(368)	(29)	77	205	4,310
Plant and machinery	25,297	1,305	(4,905)	(6)	4,204	(549)	25,346
Furniture, tools and other items	1,267	134	(478)	(21)	340	(41)	1,201
PP&E in progress	3,278	4,660	—	(15)	(5,401)	(84)	2,438
Total PP&E	34,225	6,141	(5,751)	(71)	(780)	(469)	33,295

2017
Millions of euros	Balance at 12/31/16	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/17
Land and buildings	4,858	64	(391)	(14)	139	(293)	20	4,383
Plant and machinery	26,770	2,096	(5,062)	4	3,455	(2,039)	73	25,297
Furniture, tools and other items	1,426	223	(500)	(4)	230	(117)	9	1,267
PP&E in progress	3,339	4,496	—	(8)	(4,237)	(323)	11	3,278
Total PP&E	36,393	6,879	(5,953)	(22)	(413)	(2,772)	113	34,225

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2018 and 2017 were as follows:

Balance at December 31, 2018
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,949	(7,636)	(3)	4,310
Plant and machinery	102,615	(77,222)	(47)	25,346
Furniture, tools and other items	7,137	(5,931)	(5)	1,201
PP&E in progress	2,453	—	(15)	2,438
Total PP&E	124,154	(90,789)	(70)	33,295

Balance at December 31, 2017
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,344	(6,958)	(3)	4,383
Plant and machinery	96,335	(70,969)	(69)	25,297
Furniture, tools and other items	6,900	(5,624)	(9)	1,267
PP&E in progress	3,289	—	(11)	3,278
Total PP&E	117,868	(83,551)	(92)	34,225